Note 25 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value adjustments (note 7)	$ (69,224)	$ (18,017)
Less: current portion	42,942	120,246
Non-current portion	48,287	34,425
Fair Value, Inputs, Level 3 [Member]
Balance	154,671	115,643
Amounts recognized on acquisitions	57,600	2,249
Fair value adjustments (note 7)	3,700	42,686
Resolved and settled in cash	(123,629)	(5,539)
Other	(1,113)	(368)
Balance	91,229	154,671
Less: current portion	42,942	120,246
Non-current portion	$ 48,287	$ 34,425